Consolidated cash flow statement (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows
Interest received, classified as operating activities	£ 26,637	£ 18,990
Interest paid, classified as operating activities	21,314	14,800
Balances with banks and other regulatory authorities	£ 4,505	£ 4,716